SHAREHOLDERS' EQUITY - (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended			5 Months Ended	6 Months Ended
		Jul. 14, 2023 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) $ / shares shares	Dec. 28, 2023 USD ($) $ / shares shares	Jul. 18, 2023 USD ($) $ / shares shares	Jun. 08, 2023	Jun. 30, 2024 ₪ / shares shares	Jun. 30, 2024 $ / shares shares	Apr. 09, 2024 shares	Mar. 12, 2024 shares	Dec. 31, 2023 ₪ / shares shares
Class of Stock [Line Items]
Average expected term						4 years 9 months
Risk free interest rate						4.68%
Volatility						97.24%
Ordinary shares, shares issued							3,468,243	3,468,243			1,728,347
Ordinary share, par value | ₪ / shares							₪ 0.3				₪ 0.3
Ordinary shares, shares outstanding							3,468,243	3,468,243			1,728,347
Warrants, exercise price | $ / shares								$ 88
December 2023 warrants [Member]
Class of Stock [Line Items]
Warrants issued to purchase aggregate ordinary shares			935,792
Warrants, exercise price | $ / shares	[1]							$ 0.8
December 2023 warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrants, exercise price | $ / shares			$ 0.8
December 2023 warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Increase in fair value of warrants | $			$ 177
Warrants, exercise price | $ / shares			$ 2.85
Inducement offer letter agreement [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued											467,896
Investor [Member]
Class of Stock [Line Items]
Warrants issued to purchase aggregate ordinary shares		183,300			21,666
Number of warrants issued			5,000,000	935,792			3,558,000
Ordinary shares, shares issued		117,930			145,000		994,500	994,500	176,000	121,896
Gross proceeds from warrants | $		$ 2,700			$ 1,500
Ordinary share, par value | $ / shares		$ 9			$ 9
Warrants, exercise price | $ / shares		$ 8.999	$ 0.8	$ 2.85	$ 8.999
Investor [Member] | Private placement [Member]
Class of Stock [Line Items]
Warrants issued to purchase aggregate ordinary shares		301,230			166,666
Investor [Member] | Inducement offer letter agreement [Member]
Class of Stock [Line Items]
Warrants issued to purchase aggregate ordinary shares		301,230		467,896
Ordinary shares, shares issued					166,666						170,000
Additional shares issued											297,896
Gross proceeds from warrants | $				$ 1,300
Net proceeds (in Dollars) | $				$ 1,000
Ordinary share, par value | $ / shares					$ 9
Warrants, exercise price | $ / shares		$ 9		$ 2.85
Investor [Member] | April 2024 Shares [Member]
Class of Stock [Line Items]
Warrants issued to purchase aggregate ordinary shares			4,552,500
Ordinary shares, shares issued			447,500
Number of ordinary shares called by warrants			4,552,500
Warrants, exercise price | $ / shares			$ 0.8
Investor [Member] | Investor Warrants [Member]
Class of Stock [Line Items]
Warrants issued to purchase aggregate ordinary shares			5,000,000
Number of ordinary shares called by warrants			5,000,000
Warrants, exercise price | $ / shares			$ 0.7999
Underwriter [Member]
Class of Stock [Line Items]
Warrants issued to purchase aggregate ordinary shares			350,000
Number of warrants issued			350,000
Gross proceeds from warrants | $			$ 4,000
Net proceeds (in Dollars) | $			$ 3,300
Number of ordinary shares called by warrants			350,000
Warrants, exercise price | $ / shares			$ 1

[1]	On April 15, 2024, the Company amended the terms of certain existing warrants to purchase up to an aggregate of 935,792 ordinary shares that were previously issued in December 2023 (the “December 2023 Warrants”). Pursuant to the terms of the amendment, the exercise price of the December 2023 Warrants was reduced from $2.85 per share to $0.80 per share, and the expiration date was amended from December 28, 2028 to April 15, 2029, due to the change of the exercise price of the 935,792 warrants, the fair value of the warrants was increased by 177 which the company registered and offset in the same amount, in the additional paid in capital, the company used black and Scholes model with these estimations: expected terms of 4.75 years, interest risk free of 4.68%, yearly volatility of 97.24%.